Share Capital and Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital and Share-Based Payments [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
The following table summarizes the changes in the Company’s equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2024 and 2023:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2022	981,258	939,802
Granted	1,613,051	2,302,300
Settled	(331,775)	(15,656)
Forfeited	(58,036)	(175,800)
Outstanding – December 31, 2023	2,204,498	3,050,646
Granted	1,151,110	396,900
Settled	(684,819)	(153,355)
Forfeited	(121,250)	(242,255)
Outstanding – December 31, 2024	2,549,539	3,051,936
The following table summarizes the changes in the Company’s cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2024 and 2023:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2022	363,682	23,200
Granted	888,100	741,800
Settled	(126,883)	—
Forfeited	(225,232)	(27,800)
Outstanding – December 31, 2023	899,667	737,200
Granted	650,400	43,800
Settled	(305,631)	—
Forfeited	(149,001)	(72,000)
Outstanding – December 31, 2024	1,095,435	709,000
The following table summarizes the changes in the Company’s DSUs outstanding during the years ended December 31, 2024 and 2023:

Number of DSUs
Outstanding – December 31, 2022	280,738
Granted	138,284
Redeemed	(86,780)
Outstanding – December 31, 2023	332,242
Granted	87,545
Redeemed	(32,646)
Outstanding – December 31, 2024	387,141

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table summarizes the changes in the Company’s stock options outstanding during the years ended December 31, 2024 and 2023:

	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2022	1,855,643	$6.42
Exercised	(360,331)	5.12
Expired/forfeited	(398,162)	9.78
Outstanding – December 31, 2023	1,097,150	5.64
Exercised	(636,024)	5.23
Expired/forfeited	(38,998)	5.12
Outstanding and exercisable – December 31, 2024	422,128	$6.31

Summary of Share Based Compensation
The following table summarizes the Company’s share-based compensation recognized during the years ended December 31, 2024 and 2023:

	2024	2023
RSUs and pRSUs	$15,526	$11,815
DSUs	480	951
Total share-based compensation	$16,006	$12,766

Recognized in the consolidated financial statements as follows:
Equity-settled
General and administration expense	$9,258	$8,095
Operating expense	349	396
Capitalized within construction-in-progress	690	1,174
Cash-settled
General and administration expense	538	1,025
Operating expense	5,171	2,074
Exploration expense	—	2
Total share-based compensation	$16,006	$12,766